REVENUE AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE AND COST OF SALES
Schedule of disaggregation of revenue
	2025	2024
Concentrate sales	$85,166	$67,133
Provisional pricing adjustments	7,061	(955)
	$92,227	$66,178

Schedule of cost of sales
	2025	2024
Production costs	$39,518	$38,600
Write down of equipment and materials and supplies inventory	593	1,144
Depreciation and depletion	3,581	3,233
	$43,692	$42,977